SCHEDULE III - Supplementary Insurance Information (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Supplementary Insurance Information, by Segment [Line Items]
Deferred Policy Acquisition Costs		$ 672,307	$ 597,239	$ 629,372
Gross Reserves		9,710,457	8,985,434	9,064,711
Unearned Premiums		1,818,999	1,623,796	1,644,757
Other Benefits Payable		2,490,474	1,984,096	2,051,935
Premium Revenue		5,024,981	4,969,596	5,269,178
Net Investment Income(1)	[1]	402,071	410,864	449,784
Losses Incurred		3,840,982	3,248,091	3,157,420
Amortization of DAC		1,119,773	1,186,602	1,217,003
Other Expenses(2)	[2]	348,398	471,905	790,723
Premiums Written		5,119,926	4,154,706	4,343,345
Non Life
Supplementary Insurance Information, by Segment [Line Items]
Deferred Policy Acquisition Costs		493,196	439,195	449,216
Gross Reserves		9,710,457	8,985,434	9,064,711
Unearned Premiums		1,795,103	1,608,880	1,629,537
Other Benefits Payable		0	0	0
Premium Revenue		3,688,158	3,852,336	4,059,665
Losses Incurred		2,574,769	2,320,820	2,193,449
Amortization of DAC		984,519	1,055,638	1,063,693
Other Expenses(2)	[2]	104,454	228,806	218,319
Premiums Written		3,775,905	3,836,654	4,022,067
Life and Health
Supplementary Insurance Information, by Segment [Line Items]
Deferred Policy Acquisition Costs		179,111	158,044	180,156
Gross Reserves		0	0	0
Unearned Premiums		23,896	14,916	15,220
Other Benefits Payable		2,490,474	1,984,096	2,051,935
Premium Revenue		1,336,823	1,117,260	1,209,513
Net Investment Income(1)	[1]	59,895	57,664	58,537
Losses Incurred		1,266,213	927,271	964,421
Amortization of DAC		135,254	130,964	153,318
Other Expenses(2)	[2]	61,026	66,003	63,451
Premiums Written		1,344,021	318,052	321,278
Corporate and Other [Member]
Supplementary Insurance Information, by Segment [Line Items]
Deferred Policy Acquisition Costs		0	0	0
Gross Reserves		0	0	0
Unearned Premiums		0	0	0
Other Benefits Payable		0	0	0
Premium Revenue		0	0	0
Net Investment Income(1)	[1]	342,176	353,200	391,247
Losses Incurred		0	0	(450)
Amortization of DAC		0	0	(8)
Other Expenses(2)	[2]	182,918	177,096	508,953
Premiums Written		$ 0	$ 0	$ 0

[1]	Because the Company does not manage its assets by segment, net investment income is not allocated to the Non-life business of the reinsurance operations. However, because of the interest-sensitive nature of some of the Company’s Life products, net investment income is considered in management’s assessment of the profitability of the Life and Health segment.
[2]	Other expenses are a component of underwriting result for the Non-life business and Life and Health segment. Other expenses included in Corporate and Other represent corporate expenses and other expenses related to the Company’s insurance-linked securities and strategic investments.